ING MUTUAL FUNDS

ING Diversified Emerging Markets Debt Fund

ING Global Bond Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated June 10, 2013

to the Funds’ current prospectuses (“Prospectuses”)

ING Diversified Emerging Markets Debt Fund

Effective immediately, Marcelo Assalin is removed as a portfolio manager of the Fund and Matthew Toms and Brian Timberlake are added as portfolio managers of the Fund.  The Fund’s Prospectus is hereby revised as follows:

1.              The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Fund’s Prospectus, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Michael Mata	Matthew Toms, CFA
Portfolio Manager (since 11/12)	Portfolio Manager (since 05/13)

Brian Timberlake, CFA
Portfolio Manager (since 05/13)

2.              The last paragraph of the sub-section entitled “Management of the Fund — ING Investment Management Co. LLC” of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Matthew Toms, CFA, Portfolio Manager, joined ING IM in September, 2009 as Senior Vice President and Head of U.S. Public Fixed-Income Investments. In this role, Mr. Toms directly oversees the investment teams responsible for investment-grade corporate, high-yield corporate, structured product, and money market strategies for the general account as well as external client business; as well as ensures coordination of credit strategies across developed and emerging markets. Prior to joining ING IM, Mr. Toms was employed by Calamos Investments from March, 2007 to September, 2009, where he established and grew their fixed-income business. From May, 2000 to March, 2007, Mr. Toms was employed by Northern Trust and Lincoln National in various different roles.

Brian Timberlake, CFA, is currently Head of Fixed Income Research.  Prior to this position, Mr. Timberlake was Head of Quantitative Research and before that, a Senior Quantitative Analyst.  He joined ING IM in September 2003.

ING Global Bond Fund

Effective May 31, 2013, Robert Robis was removed as a portfolio manager and Brian Timberlake was added as a portfolio manager of the Fund.  The Fund’s Prospectuses are hereby revised as follows:

3.              The sub-section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Fund’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Michael Mata	Brian Timberlake, CFA
Portfolio Manager (since 1/09)	Portfolio Manager (since 05/13)

Christine Hurtsellers, CFA
Portfolio Manager (since 4/11)

4.              The fifth paragraph of the sub-section entitled “Management of the Fund — ING Investment Management Co. LLC” of the Fund’s Class P and Class R6 Prospectuses, and the fourth paragraph of the sub-section entitled “Management of the Funds — ING Investment Management Co. LLC — ING Global Bond Fund” of the Fund’s Class A, Class B, Class C, Class I, Class O, Class R and Class W Prospectus is hereby deleted in its entirety and replaced with the following:

Brian Timberlake, CFA, is currently Head of Fixed Income Research.  Prior to this position, Mr. Timberlake was Head of Quantitative Research and before that, a Senior Quantitative Analyst.  He joined ING IM in September 2003.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING MUTUAL FUNDS

ING Diversified Emerging Markets Debt Fund

ING Global Bond Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated June 10, 2013

to the Funds’ current Statements of Additional Information (“SAIs”)

ING Diversified Emerging Markets Debt Fund

Effective immediately, Marcelo Assalin is removed as a portfolio manager of the Fund and Matt Toms and Brian Timberlake are added as portfolio managers of the Fund. The Fund’s SAI is hereby revised as follows:

1.              The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers” in the Fund’s SAI are hereby revised to delete all information regarding Marcelo Assalin and add the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Matthew Toms(1)	7	$8,600,018,091	0	$0	0	$0
Brian Timberlake(1)	0	$0	0	$0	0	$0

(1)           As of March 31, 2013.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Matthew Toms(1)	None
Brian Timberlake(1)	None

(1)           As of March 31, 2013.

ING Global Bond Fund

Effective May 31, 2013, Robert Robis was removed as a portfolio manager and Brian Timberlake was added as a portfolio manager of the Fund. The Fund’s SAIs are hereby revised as follows:

2.              The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers” in the Fund’s Class R6 SAI and the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers — Global Bond Fund”  in the Fund’s Class A, Class B, Class C, Class I, Class O, Class P, Class R and Class W SAI are hereby revised to delete all information regarding Robert Robis and add the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Brian Timberlake(1)	0	$0	0	$0	0	$0

(1)           As of March 31, 2013.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Brian Timberlake(1)	None

(1)           As of March 31, 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE